Equity reserves - Schedule of detailed information about warrants (Details) - Warrants [Member] Share in Thousands	12 Months Ended
	Dec. 31, 2025 Share $ / shares	Dec. 31, 2024 Share $ / shares	Dec. 31, 2023 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding	20,178	328	328
Number exercisable	20,178
Exercise price | $ / shares	$ 0.57	$ 13	$ 13
7-Dec-2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding	19,180
Number exercisable	19,180
Grant Date	12/07/25
Expiry Date	12/07/30
Exercise price | $ / shares	$ 0.57
Expected volatility	70.67%
Expected life (years)	5 years
Risk-free Interest rate	3.63%
7-Dec-2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding	998
Number exercisable	998
Grant Date	12/07/25
Expiry Date	10/13/30
Exercise price | $ / shares	$ 0.57
Expected volatility	70.67%
Expected life (years)	5 years
Risk-free Interest rate	3.63%